CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Foreign currency translation adjustment, tax	₽ 0	$ 0	₽ 0	₽ 0